CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income (loss)	¥ (9,236)	¥ 53,616	¥ (2,523)	¥ 111,654
Cumulative translation adjustments:
Cumulative translation adjustments	31,941	7,550	64,297	10,636
Deferred income taxes	(2,218)	(480)	(1,966)	(801)
Total	29,723	7,070	62,331	9,835
Defined benefit pension plans:
Pension liability adjustment	1,018	2,090	2,064	381
Deferred income taxes	(481)	(121)	(807)	(18)
Total	537	1,969	1,257	363
Non-trading securities:
Net unrealized gain (loss) on non-trading securities		(678)		1,487
Deferred income taxes		295		(179)
Total		(383)		1,308
Own credit adjustments:
Own credit adjustments	(532)	(4,593)	4,720	(10,670)
Deferred income taxes	(358)	120	(1,380)	1,331
Total	(890)	(4,473)	3,340	(9,339)
Total other comprehensive income	29,370	4,183	66,928	2,167
Comprehensive income	20,134	57,799	64,405	113,821
Less: Comprehensive income attributable to noncontrolling interests	2,447	1,452	4,686	3,182
Comprehensive income attributable to NHI shareholders	¥ 17,687	¥ 56,347	¥ 59,719	¥ 110,639